Stock Based Compensation (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Share Based Compensation Allocation And Classification In Financial Statements [Abstract]
Stock-based compensation expense	$ 117	$ 109	$ 105
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Stock-based compensation valuation method	Black-Scholes
Weighted-average Black-Scholes value	$ 35.79	$ 29.20	$ 29.92
Intrinsic value of options exercised	$ 347	$ 107	$ 67
Expected lives	6.2 years	6.1 years	6.0 years
Expected volatility	35.00%	35.00%	34.00%
Risk-free interest rate	1.47%	0.94%	1.79%
Dividend Yield	0.561%	0.609%	0.563%
Share Based Compensation Arrangement Stock Options [Abstract]
Stock option vesting period range	1 to 4 years
Percentage of options vesting ratably over four years	83.00%
Restricted stock expiration period	ratably over 4 years
Maximum term of stock options	10 years